Note 1 - Organization and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2013
Note 1 - Organization and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	As of December 31, 2013
		(unaudited)
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale securities:
Corporate debt securities	$1,671	$—	$(1)	$1,670
	As of June 30, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale securities:
Corporate debt securities	$5,527	$—	$(5)	$5,522
Commercial paper	500	—	—	500

Total	$6,027	$—	$(5)	$6,022
	As of June 30, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale securities:
Corporate debt securities	$4,246	$—	$(3)	$4,243
Commercial paper	1,000	—	(1)	999
Certificates of deposits	932	—	(1)	931

Total	$6,178	$—	$(5)	$6,173

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	Six Months Ended December 31,		Fiscal Year Ended June 30,
	2013	2012	2013	2012	2011
	(unaudited)
United States	45%	58%	53%	59%	89%
Japan	34%	29%	29%	29%	7%
Europe	21%	13%	17%	12%	4%
Rest of world	—	—	1%	—	—

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Percent of Total Net Revenue for					Percent of Total Accounts Receivable as of
	Six Months Ended December 31,		Fiscal Year Ended June 30,			December 31,	June 30,
	2013	2012	2013	2012	2011	2013	2013	2012
	(unaudited)					(unaudited)
Century Medical	34%	29%	29%	29%	7%	14%	33%	30%

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Six Months Ended December 31,		Fiscal Year Ended June 30,
	2013	2012	2013	2012	2011
	(unaudited)
Numerator:
Net loss	$(7,911)	$(8,332)	$(16,137)	$(13,575)	$(3,517)

Denominator:	51,201	36,837	40,842	30,547	25,620
Denominator for basic and diluted net loss per common share
Basic and diluted net loss per common share	$(0.15)	$(0.23)	$(0.40)	$(0.44)	$(0.14)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	As of December 31,		As of June 30,
	2013	2012	2013	2012	2011
	(unaudited)
Options to purchase common stock	5,656	4,468	3,936	3,854	3,381
Unvested restricted stock awards	46	74	46	46	21
Warrants	3,991	3,991	3,991	3,991	4,646
Total	9,693	8,533	7,973	7,891	8,048

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Six Months Ended December 31,						Fiscal Year Ended June 30,
	2013			2012			2013			2012			2011
	(unaudited)
Risk-free interest rate	0.91%	-	2.78%	0.44%	-	0.74%	0.44%	–	0.74%	0.58%	–	0.83%	0.89%	–	2.17%
Dividend yield		—			—			—			—			—
Weighted-average expected life (years)	3.77	–	6.00	3.77	–	4.58	3.8	–	4.6	3.8	–	4.6	3.8	–	4.6
Volatility	65.5%	-	80.6%	77.7%	-	84.3%	78%	–	88%	86%	–	93%	73%	–	92%

Non-cash Stock-based Compensation [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Six Months Ended December 31,		Fiscal Year Ended June 30,
	2013	2012	2013	2012	2011
	(unaudited)
Cost of product sales	$70	$51	$88	$82	$56
Research and development	48	138	236	162	137
Selling, general and administrative	416	360	598	631	387
Total	$534	$549	$922	$875	$580